Finance costs	9 Months Ended
Jun. 30, 2026
Finance costs
Finance costs

10. Finance costs

During the three and nine-month periods ended June 30, 2026 and 2025, the Company incurred both cash and non-cash finance costs. The following table shows the split as included on the statement of earnings.

	Three-month periods ended						Nine-month periods ended
	30-June-26			30-June-25			30-June-26			30-June-25
	Cash	Non-Cash	Total	Cash	Non-Cash	Total	Cash	Non-Cash	Total	Cash	Non-Cash	Total
Working capital facility	$230	(2)	228	343	14	357	762	-	762	1373	69	1,442
Promissory notes	-	-	-	-	-	-	-	-	-	-	17	17
Interest on VTB loan	-	-	-	-	-	-	-	-	-	16	-	16
Lease interest (note 11)	70	-	70	69	-	69	202	-	202	214	-	214
Equity issuance cost	-	-	-	-	1	1	-	-	-	18	32	50
Changes in fair value of derivative warrants	-	-	-	-	138	138	-	(36)	(35)	-	96	96
Accretion on government payable	-	85	85	-	26	26	-	448	447	-	90	90
	$300	83	383	412	179	591	964	412	1,376	1,621	304	1,925